Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	FIRST EAGLE COMPLETION FUND TRUST
Entity Central Index Key	0002060415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Sep. 29, 2025